Net Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Weighted-average number of those common stock equivalents outstanding

The weighted-average number of those common stock equivalents outstanding for each of the periods presented is set forth in the table below:

	Three months ended March 31,
	2013	2012
Options	4,058,751	2,892,132
Warrants	16,488,432	17,824,080

The weighted-average number of those common stock equivalents outstanding for each of the periods presented is set forth in the table below:

	Years ended December 31,
	2012	2011
Warrants	17,093,296	9,436,425
Options	3,111,854	1,156,626

	20,205,150	10,593,051